VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Diversified REITs: 3.8%
1,375,991		VEREIT, Inc.	$ 8,943,941	3.8

		Health Care REITs: 10.7%
311,496		Healthcare Trust of America, Inc.	8,098,896	3.4
66,231		Healthpeak Properties, Inc.	1,798,172	0.8
183,345		Ventas, Inc.	7,693,156	3.3
139,010		Welltower, Inc.	7,658,061	3.2
			25,248,285	10.7

		Hotel & Resort REITs: 4.4%
274,503		Host Hotels & Resorts, Inc.	2,961,888	1.3
205,644		MGM Growth Properties LLC	5,753,919	2.4
210,911		Sunstone Hotel Investors, Inc.	1,674,633	0.7
			10,390,440	4.4

		Hotels, Resorts & Cruise Lines: 0.6%
13,946		Marriott International, Inc.	1,291,121	0.6

		Industrial REITs: 16.0%
264,818		Duke Realty Corp.	9,771,784	4.1
230,779		ProLogis, Inc.	23,220,983	9.9
155,898		STAG Industrial, Inc.	4,753,330	2.0
			37,746,097	16.0

		Office REITs: 10.8%
53,278		Alexandria Real Estate Equities, Inc.	8,524,480	3.6
278,354		Brandywine Realty Trust	2,878,180	1.2
205,288		Columbia Property Trust, Inc.	2,239,692	1.0
118,252		Cousins Properties, Inc.	3,380,825	1.4
93,803		Highwoods Properties, Inc.	3,148,967	1.4
87,298		Hudson Pacific Properties, Inc.	1,914,445	0.8
249,039		Piedmont Office Realty Trust, Inc.	3,379,459	1.4
			25,466,048	10.8

		Residential REITs: 17.0%
72,897		American Campus Communities, Inc.	2,545,563	1.1
125,823		Apartment Investment and Management Co.	4,242,752	1.8
48,048		AvalonBay Communities, Inc.	7,175,488	3.0
47,537		Camden Property Trust	4,229,842	1.8
96,548		Equity Residential	4,955,809	2.1
159,700		Front Yard Residential Corp.	1,395,778	0.6
376,390		Invitation Homes, Inc.	10,535,156	4.5
43,621		Mid-America Apartment Communities, Inc.	5,057,855	2.1
			40,138,243	17.0

		Retail REITs: 11.5%
193,700		Acadia Realty Trust	2,033,850	0.9
207,369		Brixmor Property Group, Inc.	2,424,144	1.0
78,397	(1)	NETSTREIT Corp.	1,431,529	0.6
114,016		Regency Centers Corp.	4,334,888	1.8
471,764		Retail Properties of America, Inc.	2,740,949	1.2
120,739		Simon Property Group, Inc.	7,809,399	3.3
185,746		Spirit Realty Capital, Inc.	6,268,927	2.7
			27,043,686	11.5

		Specialized REITs: 24.1%
16,950		American Tower Corp.	4,097,324	1.7
14,754		Crown Castle International Corp.	2,456,541	1.1
248,813		CubeSmart	8,039,148	3.4
107,238		CyrusOne, Inc.	7,509,877	3.2
18,544		Equinix, Inc.	14,095,851	6.0
22,881		Extra Space Storage, Inc.	2,448,038	1.0
67,048		Life Storage, Inc.	7,058,143	3.0
73,347		QTS Realty Trust, Inc.	4,622,328	2.0
272,057		VICI Properties, Inc.	6,357,972	2.7
			56,685,222	24.1

	Total Common Stock
	(Cost $231,016,467)		232,953,083	98.9

SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
800,485	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
		(Cost $800,485)	800,485	0.3

Total Short-Term Investments
(Cost $800,485)	800,485	0.3

Total Investments in Securities (Cost $231,816,952)	$ 233,753,568	99.2
Assets in Excess of Other Liabilities	1,772,429	0.8
Net Assets	$ 235,525,997	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2020.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$232,953,083	$–	$–	$232,953,083
Short-Term Investments	800,485	–	–	800,485
Total Investments, at fair value	$233,753,568	$–	$–	$233,753,568

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $236,429,938.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$19,626,566
Gross Unrealized Depreciation	(22,302,936)
Net Unrealized Depreciation	$(2,676,370)